UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CSat Investment Advisory, L.P.
Address: 625 Avis Drive
         Ann Arbor, Michigan  48108

13F File Number:  028-13818

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Cattier
Title:     Manager of the General Partner
Phone:     734.623.1320

Signature, Place, and Date of Signing:

 /s/ John Cattier     Ann Arbor, Michigan/USA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $176,884 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106     9633    47564 SH       SOLE                    47564
APPLE INC                      COM              037833100    25629    42746 SH       SOLE                    42746
ATMOS ENERGY CORP              COM              049560105     1550    49274 SH       SOLE                    49274
CENTERPOINT ENERGY INC         COM              15189T107     1334    67683 SH       SOLE                    67683
COCA COLA CO                   COM              191216100     7934   107208 SH       SOLE                   107208
COSTCO WHSL CORP NEW           COM              22160K105     9748   107350 SH       SOLE                   107350
GOOGLE INC                     CL A             38259P508     8067    12581 SH       SOLE                    12581
HEINZ H J CO                   COM              423074103     7545   140907 SH       SOLE                   140907
IAC INTERACTIVECORP            COM PAR $.001    44919P508     8465   172445 SH       SOLE                   172445
KRAFT FOODS INC                CL A             50075N104     7898   207789 SH       SOLE                   207789
NIKE INC                       CL B             654106103     7185    66261 SH       SOLE                    66261
NORDSTROM INC                  COM              655664100     9695   174001 SH       SOLE                   174001
SEMPRA ENERGY                  COM              816851109     1869    31163 SH       SOLE                    31163
STARBUCKS CORP                 COM              855244109     9132   163382 SH       SOLE                   163382
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     6673   118294 SH       SOLE                   118294
TD AMERITRADE HLDG CORP        COM              87236Y108     8059   408235 SH       SOLE                   408235
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307     6869    79127 SH       SOLE                    79127
UNITED PARCEL SERVICE INC      CL B             911312106     7126    88279 SH       SOLE                    88279
UNITEDHEALTH GROUP INC         COM              91324P102     9220   156431 SH       SOLE                   156431
WHOLE FOODS MKT INC            COM              966837106    12564   151009 SH       SOLE                   151009
YUM BRANDS INC                 COM              988498101    10689   150176 SH       SOLE                   150176